Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (1,214)	$ (1,863)	$ (3,262)	$ (2,499)	$ (6,244)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3	1	6	2	5
Gain from sale of equipment					1
Share-based payment expense	138	71	376	135	862
Finance expenses (incomes), net	(422)	453	(512)	446	525
Profit loss	(281)	525	(130)	583	1,393
Working capital adjustments:
Increase in accounts receivable	(50)	(102)	(189)	(110)	(143)
Decrease (increase) in trade payables	(101)	(406)	113	(101)	349
Decrease (increase) in other accounts payable	(189)	(54)	3	33	66
Working capital	(340)	(562)	(73)	(178)	272
Net cash used in operating activities	(1,835)	(1,900)	(3,465)	(2,094)	(4,579)
Cash flows from investing activities:
Increase in restricted cash		(2)		(2)	(11)
Proceed from sale of equipment					2
Purchase of equipment	(3)	(7)	(12)	(7)	(44)
Grant of convertible loan	(500)		(500)
Net cash used in investing activities	(503)	(9)	(512)	(9)	(53)
Cash flows from financing activities:
Prepaid public offering costs	1		(36)		(18)
Proceeds from issuance of share capital (net of issuance expenses)		1,943		13,167	13,193
Net cash provided by (used in) financing activities	1	1,943	(36)	13,167	13,175
Exchange rate differences on cash and cash equivalents in foreign currency	218	(453)	308	(446)	(527)
Translation differences on cash and cash equivalents	(287)	149	(387)	490	503
Increase (decrease) in cash	(2,406)	(270)	(4,092)	11,108	8,519
Cash at the beginning of the period	7,509	12,054	9,195	676	676
Cash at the end of the period	$ 5,103	$ 11,784	$ 5,103	$ 11,784	$ 9,195